Financial instruments - Liquidity Risk Tables (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis for financial liabilities [abstract]
Carrying amount	$ 1,241,874	$ 1,203,910
Contractual cash flows	1,246,907
Total interest payments on long-term debt	267,905
Due in less than one year [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	238,964
Total interest payments on long-term debt	37,840
Due in one to three years [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	6,971
Total interest payments on long-term debt	75,680
Due in three to five years [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	500,972
Total interest payments on long-term debt	44,255
Due after five years [member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	500,000
Total interest payments on long-term debt	110,130
Accounts Payable and Accrued Liabilities [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Carrying amount	233,649
Contractual cash flows	233,649
Accounts Payable and Accrued Liabilities [Member] | Due in less than one year [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	233,649
Accounts Payable and Accrued Liabilities [Member] | Due in one to three years [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	0
Accounts Payable and Accrued Liabilities [Member] | Due in three to five years [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	0
Accounts Payable and Accrued Liabilities [Member] | Due after five years [member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	0
Long-Term Debt [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Carrying amount	995,541
Contractual cash flows	1,000,000
Long-Term Debt [Member] | Due in less than one year [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	0
Long-Term Debt [Member] | Due in one to three years [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	0
Long-Term Debt [Member] | Due in three to five years [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	500,000
Long-Term Debt [Member] | Due after five years [member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	500,000
Foreign currency contracts [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Carrying amount	4,733
Contractual cash flows	4,733
Foreign currency contracts [Member] | Due in less than one year [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	1,658
Foreign currency contracts [Member] | Due in one to three years [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	3,075
Foreign currency contracts [Member] | Due in three to five years [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	0
Foreign currency contracts [Member] | Due after five years [member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	0
Lease obligation [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Carrying amount	7,951
Contractual cash flows	8,525
Lease obligation [Member] | Due in less than one year [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	3,657
Lease obligation [Member] | Due in one to three years [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	3,896
Lease obligation [Member] | Due in three to five years [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	972
Lease obligation [Member] | Due after five years [member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	0
Unsecured revolving credit facility [Member]
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	1,000,000
Committed and outstanding	0
Available borrowing facility	1,000,000
Letter of credit facilities [Member]
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	1,698,340
Committed and outstanding	1,596,488
Available borrowing facility	$ 101,852